Other Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current investments
BioPacificVentures	$ 20	$ 22
Advances to equity investees	0	2,500
Investments other than investments accounted for using equity method	20	2,522
Non-current investments
Sundry other investments including saleyards	692	1,545
Advances to equity accounted investees	102	0
Non-current investments other than investments accounted for using equity method	$ 794	$ 1,545